Quarterly Holdings Report
for
Fidelity® Value Fund
January 31, 2022
VAL-NPRT1-0422
1.813084.117
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	979,100	26,475
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	217,100	22,809
Media - 2.3%
Advantage Solutions, Inc. Class A (a)	5,407,782	39,369
DISH Network Corp. Class A (a)(b)	585,400	18,382
Interpublic Group of Companies, Inc.	1,540,500	54,749
News Corp. Class A	1,036,100	23,043
Nexstar Broadcasting Group, Inc. Class A	277,900	45,959
Scholastic Corp.	272,271	11,169
Thryv Holdings, Inc. (a)	791,741	25,676
		218,347
TOTAL COMMUNICATION SERVICES		267,631
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
Adient PLC (a)	1,306,500	54,834
Distributors - 0.2%
LKQ Corp.	376,200	20,650
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	2,014,456	59,265
Laureate Education, Inc. Class A	2,638,000	33,371
		92,636
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	606,400	20,793
Brinker International, Inc. (a)	1,369,300	45,474
Caesars Entertainment, Inc. (a)	968,804	73,765
Elior SA (a)(c)	2,320,500	13,998
Hilton Grand Vacations, Inc. (a)	620,000	30,293
		184,323
Household Durables - 1.7%
Meritage Homes Corp. (a)	269,839	27,532
Mohawk Industries, Inc. (a)	427,700	67,521
Tempur Sealy International, Inc.	1,101,600	43,855
Tupperware Brands Corp. (a)	1,677,516	25,867
		164,775
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	818,064	49,141
Qurate Retail, Inc. Series A	4,306,000	30,271
		79,412
Leisure Products - 0.3%
Mattel, Inc. (a)	1,276,200	26,698
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	683,000	89,623
Nordstrom, Inc. (a)(b)	2,077,000	46,733
		136,356
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc. (a)	748,179	29,104
American Eagle Outfitters, Inc. (b)	1,389,200	31,715
Bath & Body Works, Inc.	231,700	12,991
Camping World Holdings, Inc.	551,100	18,297
Gap, Inc.	2,493,100	45,050
Lithia Motors, Inc. Class A (sub. vtg.)	177,700	51,912
Rent-A-Center, Inc.	1,335,400	56,287
Sally Beauty Holdings, Inc. (a)	2,282,471	39,190
Signet Jewelers Ltd. (b)	622,200	53,590
Victoria's Secret & Co. (a)	907,933	50,690
Williams-Sonoma, Inc.	201,000	32,269
		421,095
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	1,051,766	63,180
TOTAL CONSUMER DISCRETIONARY		1,243,959
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Primo Water Corp.	3,289,600	54,936
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc. (b)	901,400	25,374
U.S. Foods Holding Corp. (a)	1,506,500	53,119
		78,493
Food Products - 1.3%
Bunge Ltd.	584,800	57,813
Darling Ingredients, Inc. (a)	1,093,000	69,701
		127,514
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)(b)	819,900	34,854
Tobacco - 0.3%
Altria Group, Inc.	575,800	29,297
TOTAL CONSUMER STAPLES		325,094
ENERGY - 9.6%
Energy Equipment & Services - 1.0%
Liberty Oilfield Services, Inc. Class A (a)	3,187,385	38,567
Technip Energies NV (a)	1,491,760	22,826
TechnipFMC PLC (a)	5,654,500	36,698
		98,091
Oil, Gas & Consumable Fuels - 8.6%
Antero Resources Corp. (a)	4,312,100	84,215
APA Corp.	712,481	23,661
Canadian Natural Resources Ltd.	1,524,000	77,522
Cenovus Energy, Inc. (Canada)	5,887,481	85,639
Cheniere Energy, Inc.	613,500	68,651
Denbury, Inc. (a)	852,879	64,085
Devon Energy Corp.	622,163	31,463
DHT Holdings, Inc.	1,349,100	6,584
Diamondback Energy, Inc.	153,574	19,375
Energy Transfer LP	1,381,200	13,218
Enviva, Inc.	580,482	40,622
Euronav NV	889,400	7,327
Genesis Energy LP	1,893,912	21,382
Hess Corp.	1,282,977	118,405
HollyFrontier Corp.	991,300	34,854
Marathon Petroleum Corp.	340,812	24,453
Targa Resources Corp.	850,900	50,271
The Williams Companies, Inc.	819,172	24,526
Tourmaline Oil Corp.	624,600	22,269
		818,522
TOTAL ENERGY		916,613
FINANCIALS - 12.1%
Banks - 2.9%
Bank of Kyoto Ltd.	405,300	18,896
East West Bancorp, Inc.	415,600	35,883
First Citizens Bancshares, Inc.	55,992	43,622
First Citizens Bancshares, Inc. Class B	5,400	3,780
M&T Bank Corp.	413,600	70,056
PacWest Bancorp	957,200	44,443
Signature Bank	175,800	53,554
		270,234
Capital Markets - 1.8%
Ameriprise Financial, Inc.	206,300	62,779
Lazard Ltd. Class A	1,042,100	45,477
LPL Financial	373,100	64,293
		172,549
Consumer Finance - 1.2%
OneMain Holdings, Inc.	1,112,280	57,460
SLM Corp.	3,037,696	55,711
		113,171
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	887,200	62,104
ECN Capital Corp.	3,133,300	13,163
Equitable Holdings, Inc.	1,398,000	47,029
Voya Financial, Inc. (b)	47,102	3,201
WeWork, Inc. (a)(b)	3,568,600	26,515
		152,012
Insurance - 3.8%
AMBAC Financial Group, Inc. (a)	2,040,459	28,913
American Financial Group, Inc.	368,400	47,995
Arch Capital Group Ltd. (a)	1,133,500	52,504
Assurant, Inc.	383,700	58,518
Fairfax Financial Holdings Ltd. (sub. vtg.)	82,600	39,885
Reinsurance Group of America, Inc.	431,449	49,543
The Travelers Companies, Inc.	520,900	86,563
		363,921
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	789,200	40,644
Essent Group Ltd.	795,200	36,293
		76,937
TOTAL FINANCIALS		1,148,824
HEALTH CARE - 5.7%
Biotechnology - 0.6%
Ascendis Pharma A/S sponsored ADR (a)	32,743	3,983
Horizon Therapeutics PLC (a)	79,854	7,453
Rocket Pharmaceuticals, Inc. (a)(b)	92,900	1,546
United Therapeutics Corp. (a)	194,300	39,223
		52,205
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona, Inc.	158,262	8,454
Hologic, Inc. (a)	145,654	10,231
STERIS PLC	15,700	3,523
Teleflex, Inc.	30,215	9,372
The Cooper Companies, Inc.	35,577	14,170
Zimmer Biomet Holdings, Inc.	65,004	7,997
		53,747
Health Care Providers & Services - 2.9%
AdaptHealth Corp. (a)	984,700	18,611
Cardinal Health, Inc.	88,277	4,552
Centene Corp. (a)	884,800	68,802
Cigna Corp.	294,700	67,917
DaVita HealthCare Partners, Inc. (a)	10,600	1,149
Humana, Inc.	42,700	16,760
Laboratory Corp. of America Holdings (a)	205,776	55,839
McKesson Corp.	90,643	23,270
Molina Healthcare, Inc. (a)	51,607	14,991
Tenet Healthcare Corp. (a)	34,200	2,535
		274,426
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)(b)	35,200	2,700
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	60,715	8,459
Avantor, Inc. (a)	71,200	2,658
Bio-Rad Laboratories, Inc. Class A (a)	26,106	15,657
IQVIA Holdings, Inc. (a)	69,006	16,900
Maravai LifeSciences Holdings, Inc. (a)	49,200	1,423
PerkinElmer, Inc.	77,547	13,351
Syneos Health, Inc. (a)	104,810	9,492
		67,940
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	81,771	8,498
Jazz Pharmaceuticals PLC (a)	533,067	74,048
Perrigo Co. PLC	32,300	1,230
Royalty Pharma PLC	53,300	2,133
Viatris, Inc.	189,400	2,835
		88,744
TOTAL HEALTH CARE		539,762
INDUSTRIALS - 20.7%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	608,400	80,789
Northrop Grumman Corp.	83,300	30,813
The Boeing Co. (a)	129,000	25,831
		137,433
Air Freight & Logistics - 0.5%
FedEx Corp.	208,300	51,213
Building Products - 1.9%
Builders FirstSource, Inc. (a)	1,162,950	79,069
Jeld-Wen Holding, Inc. (a)	3,211,400	75,789
UFP Industries, Inc.	332,600	26,561
		181,419
Commercial Services & Supplies - 1.4%
CoreCivic, Inc. (a)	1,596,360	16,139
HNI Corp.	644,900	27,047
KAR Auction Services, Inc. (a)(b)	1,236,200	17,579
The Brink's Co.	1,003,400	70,017
		130,782
Construction & Engineering - 2.8%
AECOM	382,919	26,471
API Group Corp. (a)	1,718,363	38,319
Fluor Corp. (a)	3,345,100	70,381
Granite Construction, Inc.	1,281,900	46,123
Quanta Services, Inc.	17,500	1,798
Valmont Industries, Inc.	112,500	24,438
Willscot Mobile Mini Holdings (a)	1,557,700	57,697
		265,227
Electrical Equipment - 1.4%
Array Technologies, Inc. (a)(b)	2,143,200	22,589
Regal Rexnord Corp.	352,856	55,921
Sensata Technologies, Inc. PLC (a)	520,906	29,879
Vertiv Holdings Co.	1,017,500	21,225
		129,614
Machinery - 3.4%
Allison Transmission Holdings, Inc.	2,005,529	76,190
Crane Co.	683,400	70,739
Kennametal, Inc.	1,087,845	37,607
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,040	273
PACCAR, Inc.	459,800	42,757
Stanley Black & Decker, Inc.	243,700	42,562
Timken Co.	776,800	51,890
		322,018
Marine - 1.1%
Genco Shipping & Trading Ltd.	814,700	12,677
Golden Ocean Group Ltd. (b)	517,900	4,687
Kirby Corp. (a)	1,079,200	70,342
Star Bulk Carriers Corp. (b)	780,951	17,368
		105,074
Professional Services - 2.7%
Alight, Inc. Class A (a)	853,900	8,249
CACI International, Inc. Class A (a)	131,100	32,442
KBR, Inc.	821,900	35,670
Manpower, Inc.	706,400	74,080
Nielsen Holdings PLC	5,679,300	107,112
		257,553
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	332,900	18,835
Ryder System, Inc.	369,400	27,036
TFI International, Inc. (Canada)	345,100	33,216
XPO Logistics, Inc. (a)	393,000	26,005
		105,092
Trading Companies & Distributors - 3.0%
AerCap Holdings NV (a)	43,866	2,764
Beacon Roofing Supply, Inc. (a)	1,096,000	60,138
Custom Truck One Source, Inc. Class A (a)	2,113,100	17,370
Fortress Transportation & Infrastructure Investors LLC	1,514,538	40,423
GMS, Inc. (a)	819,500	41,942
Herc Holdings, Inc.	253,900	40,738
MRC Global, Inc. (a)	2,835,958	21,014
NOW, Inc. (a)	1,016,755	9,039
Univar, Inc. (a)	1,982,727	52,542
		285,970
TOTAL INDUSTRIALS		1,971,395
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (a)	193,500	19,636
Plantronics, Inc. (a)	1,448,556	38,604
		58,240
Electronic Equipment & Components - 1.4%
Flex Ltd. (a)	4,113,300	66,553
Insight Enterprises, Inc. (a)	353,200	33,254
Vontier Corp.	1,378,500	38,750
		138,557
IT Services - 2.8%
Concentrix Corp.	270,700	54,408
Cyxtera Technologies, Inc. Class A (a)	4,177,392	50,003
DXC Technology Co. (a)	1,075,836	32,361
MoneyGram International, Inc. (a)	1,583,000	13,883
Rackspace Technology, Inc. (a)(b)	1,246,000	15,587
Unisys Corp. (a)	3,342,025	60,992
Verra Mobility Corp. (a)	2,321,800	36,777
		264,011
Software - 2.3%
CDK Global, Inc.	580,000	24,923
Micro Focus International PLC	4,263,200	26,228
NCR Corp. (a)	1,697,900	64,622
NortonLifeLock, Inc.	1,244,500	32,369
SS&C Technologies Holdings, Inc.	899,300	71,827
		219,969
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings PLC	232,800	24,945
Xerox Holdings Corp.	494,100	10,430
		35,375
TOTAL INFORMATION TECHNOLOGY		716,152
MATERIALS - 10.5%
Chemicals - 4.5%
Axalta Coating Systems Ltd. (a)(b)	2,315,937	68,575
Celanese Corp. Class A	140,467	21,872
Corteva, Inc.	479,319	23,046
Eastman Chemical Co.	592,600	70,478
Huntsman Corp.	2,212,183	79,263
Olin Corp.	705,100	35,727
The Chemours Co. LLC	1,123,700	36,756
Trinseo PLC (b)	1,109,990	59,429
Tronox Holdings PLC	1,585,074	35,981
		431,127
Construction Materials - 1.2%
Eagle Materials, Inc.	260,000	37,921
GCC S.A.B. de CV	2,585,400	18,229
Martin Marietta Materials, Inc.	58,702	22,842
Summit Materials, Inc. (a)	885,100	31,474
		110,466
Containers & Packaging - 2.3%
Berry Global Group, Inc. (a)	1,016,324	68,521
Crown Holdings, Inc.	481,400	55,072
O-I Glass, Inc. (a)	3,766,284	50,129
Sealed Air Corp.	477,200	32,411
WestRock Co.	358,994	16,571
		222,704
Metals & Mining - 2.5%
Alcoa Corp.	588,200	33,357
Allegheny Technologies, Inc. (a)	1,225,600	22,416
Arconic Corp. (a)	1,584,330	49,003
Carpenter Technology Corp.	959,600	27,560
Constellium NV (a)	2,800,499	48,981
First Quantum Minerals Ltd.	779,400	19,198
Steel Dynamics, Inc.	345,548	19,185
Wheaton Precious Metals Corp.	429,800	17,329
		237,029
TOTAL MATERIALS		1,001,326
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Tower Corp.	215,304	54,149
CubeSmart	1,658,437	84,149
Equinix, Inc.	77,400	56,107
Equity Lifestyle Properties, Inc.	851,622	66,673
Lamar Advertising Co. Class A	266,500	29,518
SITE Centers Corp.	1,434,357	21,243
The GEO Group, Inc.	1,654,600	11,135
Ventas, Inc.	1,749,586	92,763
VICI Properties, Inc. (b)	1,664,600	47,641
Washington REIT (SBI)	426,197	10,493
Welltower, Inc.	456,900	39,581
		513,452
Real Estate Management & Development - 1.3%
Cushman & Wakefield PLC (a)	4,015,170	84,278
Realogy Holdings Corp. (a)	2,269,400	37,445
		121,723
TOTAL REAL ESTATE		635,175
UTILITIES - 6.8%
Electric Utilities - 3.6%
Edison International	1,575,200	98,907
Exelon Corp.	1,003,708	58,165
FirstEnergy Corp.	1,201,900	50,432
NRG Energy, Inc.	1,170,700	46,746
PG&E Corp. (a)	7,070,900	90,437
		344,687
Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP	103,500	7,785
The AES Corp.	4,069,500	90,262
Vistra Corp.	2,221,300	48,447
		146,494
Multi-Utilities - 1.6%
MDU Resources Group, Inc.	2,363,000	69,401
Sempra Energy	607,000	83,863
		153,264
TOTAL UTILITIES		644,445
TOTAL COMMON STOCKS (Cost $7,399,273)		9,410,376

U.S. Treasury Obligations - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.11% 3/17/22 to 4/14/22 (e) (Cost $7,239)	7,240	7,239

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (f)	135,706,396	135,734
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	228,215,836	228,239
TOTAL MONEY MARKET FUNDS (Cost $363,972)		363,973

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $7,770,484)	9,781,588
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(262,983)
NET ASSETS - 100.0%	9,518,605

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	142	Mar 2022	37,342	(3,179)	(3,179)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,998,000 or 0.1% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,075,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	44,445	844,689	753,400	22	-	-	135,734	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	192,078	385,295	349,134	134	-	-	228,239	0.7%
Total	236,523	1,229,984	1,102,534	156	-	-	363,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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